Discontinued Operations (Details) (USD $)	1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2012	May 31, 2012	Nov. 30, 2011	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Discontinued operations
Amenities assets held for sale							$ 0		$ 0
Sale consideration	5,900,000	5,500,000	4,800,000	11,000,000
Results from discontinued operations
Income tax expense							(77,000)	(935,000)
Income from discontinued operations, net of tax					17,000	118,000	118,000	1,477,000
Gain on sale of discontinued operations before income taxes	2,000,000	2,300,000	30,000	810,000		4,265,000	4,265,000	835,000
Income tax expense							(1,677,000)	(324,000)
Net gain from discontinued operations					1,192,000	2,588,000	2,588,000	511,000
Retained and operated amenities
Results from discontinued operations
Revenues					290,000	2,177,000	2,177,000	13,931,000
Income from discontinued operations before income taxes					31,000	195,000	195,000	2,412,000
Income tax expense					(14,000)	(77,000)
Income from discontinued operations, net of tax					17,000	118,000
Gain on sale of discontinued operations before income taxes					1,993,000	4,265,000	4,265,000	835,000
Income tax expense					(801,000)	(1,677,000)
Net gain from discontinued operations					$ 1,192,000	$ 2,588,000